33. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, liability	R$ (18,764)	R$ 18,120
Derivative hedge instrument	922	R$ 712
Probable Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets	4,407
Derivative hedge instrument, liability	(5,922)
Derivative hedge instrument	(1,515)
Possible Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets	4,422
Derivative hedge instrument, liability	(5,942)
Derivative hedge instrument	(1,520)
Remote Scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets	4,438
Derivative hedge instrument, liability	(5,961)
Derivative hedge instrument	(1,523)
Ceming GT [Member] | Probable Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument	3,216
Ceming GT [Member] | Possible Scenario [Member] | Depreciation of Twenty Five Percentage On Brazil Real [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument	(245)
Ceming GT [Member] | Remote Scenario [member] | Depreciation of fifty percentage on brazil real [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument	(1,460)
At Cost [Member] | Ceming GT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument	1,691
Swaps [Member] | Ceming GT [Member] | Probable Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets	7,193
Derivative hedge instrument, liability	(5,682)
Swaps [Member] | Ceming GT [Member] | Possible Scenario [Member] | Depreciation of Twenty Five Percentage On Brazil Real [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets	6,087
Derivative hedge instrument, liability	(5,794)
Swaps [Member] | Ceming GT [Member] | Remote Scenario [member] | Depreciation of fifty percentage on brazil real [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets	5,052
Derivative hedge instrument, liability	(5,896)
Swaps [Member] | At Cost [Member] | Ceming GT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets	6,427
Derivative hedge instrument, liability	(5,774)
Option / Call Spread [Member] | Ceming GT [Member] | Probable Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets	1,705
Option / Call Spread [Member] | Ceming GT [Member] | Possible Scenario [Member] | Depreciation of Twenty Five Percentage On Brazil Real [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets	1,183
Option / Call Spread [Member] | Ceming GT [Member] | Remote Scenario [member] | Depreciation of fifty percentage on brazil real [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets	481
Option / Call Spread [Member] | At Cost [Member] | Ceming GT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative hedge instrument, Assets	R$ 1,038